Stock-Based Compensation - Stock option activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of units outstanding at beginning	7,478,736	5,148,074	4,823,893
Number of units Granted	3,720,500	4,704,932	1,654,000
Number of units Exercised	(1,830,071)	(164,886)	(122,560)
Number of units Forfeited	(472,211)	(2,209,384)	(1,207,259)
Number of units outstanding at ending	8,896,954	7,478,736	5,148,074
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price at beginning	$ 0.68	$ 1.10	$ 1.20
Weighted Average Exercise Price Granted	8.18	0.52	0.82
Weighted Average Exercise Price Exercised	0.67	0.80	0.33
Weighted Average Exercise Price Forfeited	1.19	1.26	1.33
Weighted Average Exercise Price at End	$ 3.79	$ 0.68	$ 1.10